Prepaid expenses and deposits (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Research and development	$ 0	$ 30,705
Insurance	57,767	60,999
Other prepaids and deposits	72,657	63,709
Prepaid expenses and deposits	$ 130,424	$ 155,413